UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2014	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Common Stock (97.2%)
Australia (2.4%)
Beach Energy (A)	6,200	$10
Fortescue Metals Group (A)	2,500	11
Primary Health Care (A)	2,400	11
Rio Tinto (A)	250	15

		47

Austria (0.4%)
Voestalpine (A)	200	9

Belgium (0.5%)
Delhaize Group (A)	150	10

Bermuda (1.5%)
Everest Re Group	60	10
PartnerRe	80	8
Validus Holdings	300	11

		29

Brazil (1.5%)
Cia de Saneamento Basico do Estado de Sao Paulo	1,100	10
Itausa - Investimentos Itau	2,500	11
Magazine Luiza	2,400	9

		30

Canada (4.2%)
Air Canada*	1,200	10
Canadian Imperial Bank of Commerce	130	12
Domtar	200	7
Magna International	100	11
National Bank of Canada	200	9
Rogers Communications, Cl B	300	12
Shaw Communications, Cl B	400	10
Suncor Energy	300	12

		83

Cayman Islands (0.4%)
Fresh Del Monte Produce	300	9

Chile (0.2%)
Corpbanca	373,700	4

China (1.7%)
China CITIC Bank, Cl H (A)	18,000	12
Great Wall Motor, Cl H (A)	3,000	13
Shanghai Pharmaceuticals Holding, Cl H	5,000	9

		34

Finland (0.4%)
Neste Oil	500	9

France (3.2%)
Alten (A)	200	10

	Shares	Value (000)
France (continued)
AXA (A)	400	$9
BNP Paribas (A)	140	9
Renault (A)	100	8
Sanofi (A)	140	15
Total (A)	200	13

		64

Germany (2.9%)
Allianz (A)	60	10
Leoni (A)	100	7
Merck KGaA (A)	120	11
Muenchener Rueckversicherungs (A)	50	11
Stada Arzneimittel (A)	200	8
Volkswagen (A)	50	11

		58

Guernsey (0.4%)
Amdocs	200	9

Hong Kong (2.1%)
China Resources Power Holdings (A)	4,000	11
Shenzhen International Holdings (A)	8,500	10
Tongda Group Holdings (A)	70,000	10
Truly International Holdings (A)	18,000	11

		42

Indonesia (0.6%)
Bank Negara Indonesia Persero (A)	27,700	12

Ireland (1.2%)
Seagate Technology	200	12
Smurfit Kappa Group (A)	500	11

		23

Israel (0.5%)
Bank Hapoalim (A)	1,700	10

Italy (0.9%)
Astaldi (A)	900	9
Sorin* (A)	3,400	9

		18

Japan (8.6%)
Alfresa Holdings (A)	160	10
Aozora Bank (A)	3,000	10
Fuji Oil (A)	700	11
KDDI (A)	200	12
Lintec (A)	500	10
Matsumotokiyoshi Holdings (A)	300	10
Nippon Telegraph & Telephone (A)	300	20
Nitto Kogyo (A)	500	10
Resona Holdings (A)	2,500	14
SKY Perfect JSAT Holdings (A)	1,800	11
Sumitomo (A)	700	9
Towa Pharmaceutical (A)	200	8
Toyo Tire & Rubber (A)	500	9
Tsumura (A)	400	9
Valor (A)	600	10

Schedule of Investments July 31, 2014	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Japan (continued)
West Japan Railway (A)	200	$9

		172

Malaysia (0.6%)
RHB Capital (A)	4,200	12

Mexico (0.5%)
OHL Mexico*	3,300	10

Netherlands (2.1%)
Aegon (A)	1,300	11
Koninklijke Ahold (A)	600	10
Royal Dutch Shell, Cl B (A)	500	21

		42

New Zealand (0.5%)
SKY Network Television (A)	1,700	10

Norway (1.0%)
DNB (A)	500	9
Marine Harvest (A)	800	11

		20

Russia (1.1%)
Lukoil OAO ADR	200	11
Sistema GDR (A)	400	10

		21

Singapore (1.2%)
DBS Group Holdings (A)	1,000	15
Flextronics International*	900	9

		24

South Africa (1.1%)
Barclays Africa Group (A)	800	13
Vodacom Group (A)	800	9

		22

Spain (0.5%)
Mapfre (A)	2,600	10

Sweden (0.4%)
Nordea Bank (A)	700	9

Switzerland (2.4%)
Credit Suisse Group (A)	300	8
Gategroup Holding* (A)	400	10
Swiss Life Holding (A)	40	9
Swiss Re (A)	100	8
Zurich Insurance Group (A)	40	12

		47

Taiwan (0.6%)
Pegatron (A)	6,000	11

Thailand (0.5%)
Krung Thai Bank (A)	15,900	10

Turkey (0.7%)
Eregli Demir ve Celik Fabrikalari (A)	6,500	14

	Shares	Value (000)
United Kingdom (7.6%)
3i Group (A)	800	$5
African Barrick Gold (A)	2,800	12
Anglo American (A)	400	11
AstraZeneca (A)	130	9
BAE Systems (A)	1,400	10
Bellway (A)	400	10
BP (A)	1,800	15
Imperial Tobacco Group (A)	200	9
J Sainsbury (A)	1,900	10
Mondi (A)	500	9
Noble	400	12
Old Mutual (A)	3,000	10
Petrofac (A)	300	6
Tata Steel GDR	1,500	14
Tate & Lyle (A)	900	9

		151

United States (42.8%)
Aflac	160	10
Allstate	200	12
American Electric Power	200	11
American Financial Group	200	11
Ameriprise Financial	100	12
Amgen	120	15
Arrow Electronics*	200	12
Baxter International	240	18
Brink’s	400	11
Brocade Communications Systems	1,100	10
Capital One Financial	130	10
Caterpillar	100	10
Celanese, Cl A	160	9
CF Industries Holdings	50	12
Chemed	100	10
Chevron	130	17
Cisco Systems	800	20
Citigroup	200	10
ConAgra Foods	300	9
ConocoPhillips	100	8
Corning	500	10
CVS Caremark	130	10
Deere	160	13
Dillard’s, Cl A	100	12
DIRECTV*	170	15
Eastman Chemical	100	8
EMC	500	14
Exxon Mobil	150	15
FirstEnergy	300	9
Ford Motor	600	10
Gannett	300	10
Gilead Sciences*	100	9
Goodyear Tire & Rubber	400	10
Hartford Financial Services Group	200	7
Hewlett-Packard	300	11
Huntsman	400	11
Ingredion	100	7
Intel	500	17
JetBlue Airways*	900	10
Johnson & Johnson	100	10
JPMorgan Chase	200	12

Schedule of Investments July 31, 2014	(Unaudited)

LSV Global Value Fund	Shares/ Face Amount (000)	Value (000)
United States (continued)
Kohl’s	200	$11
Kroger	200	10
L-3 Communications Holdings, Cl 3	100	11
Lear	100	10
Lincoln National	200	10
Lockheed Martin	60	10
Macy’s	160	9
Marathon Oil	300	12
Marathon Petroleum	100	8
Microsoft	300	13
Murphy Oil	150	9
Northrop Grumman	100	12
Oracle	300	12
PetSmart	200	13
Pfizer	700	20
Phillips 66	130	11
PNC Financial Services Group	150	12
Prudential Financial	100	9
Questcor Pharmaceuticals	100	9
Regions Financial	1,000	10
Rock-Tenn, Cl A	100	10
Starz*	300	8
Supervalu*	1,300	12
Symantec	500	12
Target	200	12
Travelers	100	9
Trinity Industries	200	9
TRW Automotive Holdings*	100	10
United Therapeutics*	100	9
Valero Energy	200	10
Verizon Communications	200	10
WellPoint	140	15
Wells Fargo	200	10
Western Digital	100	10
Whirlpool	70	10
Xerox	800	11

		855

Total Common Stock (Cost $1,955)		1,940

Repurchase Agreement (5.3%)
Morgan Stanley 0.000%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $105,827 (collateralized by US Treasury Obligations, par value $193-$76,377, 0.125%-2.125%, 7/15/24-2/15/41; with a total market value of $107,943)	$106	106

Total Repurchase Agreement (Cost $106)		106

Total Investments — 102.5% (Cost $2,061) †		$2,046

Percentages are based on Net Assets of $1,997 (000).

ADR	American Depositary Receipt

Cl	Class

GDR	Global Depositary Receipt
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2014 was $835 (000) and represented 41.8% of Net Assets.

*	Non-income producing security.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $2,061(000, and the unrealized appreciation and depreciation were $42(000) and ($57(000)) respectively.

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Australia	$—	$47	$—	$47
Austria	—	9	—	9
Belgium	—	10	—	10
Bermuda	29	—	—	29
Brazil	30	—	—	30
Canada	83	—	—	83
Cayman Islands	9	—	—	9
Chile	4	—	—	4
China	9	25	—	34
Finland	9	—	—	9
France	—	64	—	64
Germany	—	58	—	58
Guernsey	9	—	—	9
Hong Kong	—	42	—	42
Indonesia	—	12	—	12
Ireland	12	11	—	23
Israel	—	10	—	10
Italy	—	18	—	18
Japan	—	172	—	172
Malaysia	—	12	—	12
Mexico	10	—	—	10
Netherlands	—	42	—	42
New Zealand	—	10	—	10
Norway	—	20	—	20
Russia	11	10	—	21
Singapore	9	15	—	24
South Africa	—	22	—	22
Spain	—	10	—	10
Sweden	—	9	—	9
Switzerland	—	47	—	47
Taiwan	—	11	—	11
Thailand	—	10	—	10
Turkey	—	14	—	14
United Kingdom	26	125	—	151
United States	855	—	—	855
Total Common Stock	$1,105	$835	$—	$1,940
Repurchase Agreement	—	106	—	106
Total Investments in Securities	$1,105	$941	$—	$2,046

‡ For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-006-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014